Related Party Transactions - Additional Information (Detail) $ in Millions	5 Months Ended
May 31, 2015 USD ($)
Falk Technolgies GmbH [Member]
Schedule of Other Related Party Transactions [Line Items]
Related party transaction, amounts processed as spend through platform with Falk Technologies GmbH	$ 0.2